Employee Benefits Plans	12 Months Ended
Nov. 30, 2020
Compensation And Retirement Disclosure [Abstract]
Employee Benefits Plans
NOTE 13—EMPLOYEE BENEFITS PLANS:
The Company has 401(k) plans in the United States under which eligible employees may contribute up to the maximum amount as provided by law. Employees become eligible to participate in these plans on the first day of the month after their employment date. The Company may make discretionary contributions under the plans. Employees in certain of the Company’s international subsidiaries are covered by government mandated defined contribution plans. During fiscal years 2020, 2019 and 2018, the Company contributed $3,561, $3,568 and $3,516, respectively, to defined contribution plans.
The Company has a deferred compensation plan for certain directors and officers. Distributions under the plan are subject to Section 409A of the United States Tax Code. The Company may invest balances in the plan in trading securities reported on recognized exchanges. As of November 30, 2020, and 2019, the deferred compensation liability balance was $4,628 and $5,389 respectively.
Defined Benefit Plans
The Company’s defined benefit plans sponsored by certain international subsidiaries are not material to operations.